Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Materials Portfolio
November 30, 2025
IND-NPRT3-0126
1.810697.121
Common Stocks - 99.0%
	Shares	Value ($)
BRAZIL - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Wheaton Precious Metals Corp	69,500	7,642,041
CANADA - 5.6%
Materials - 5.6%
Chemicals - 0.5%
Nutrien Ltd (United States)	63,900	3,717,063
Metals & Mining - 5.1%
Agnico Eagle Mines Ltd/CA	41,700	7,263,072
Alamos Gold Inc Class A	93,900	3,524,316
Altius Minerals Corp	430,300	12,289,007
Capstone Copper Corp (a)	403,200	3,563,290
McEwen Inc (a)(b)	139,700	2,599,817
Metalla Royalty & Streaming Ltd (a)	812,500	6,012,500
		35,252,002
TOTAL CANADA		38,969,065
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Lundin Mining Corp	91,900	1,720,351
UNITED STATES - 88.3%
Materials - 88.3%
Chemicals - 52.4%
Air Products and Chemicals Inc	108,600	28,350,030
Balchem Corp	95,558	14,927,115
Chemours Co/The	390,161	4,990,159
Corteva Inc	436,011	29,417,662
Dow Inc	374,100	8,922,285
DuPont de Nemours Inc	85,300	3,392,381
Ecolab Inc	211,300	58,141,308
Ecovyst Inc (a)	218,500	2,010,200
Element Solutions Inc	178,100	4,616,352
Huntsman Corp	217,500	2,266,350
Innospec Inc	30,600	2,287,656
Linde PLC	251,986	103,394,896
LyondellBasell Industries NV Class A1	419,300	20,541,507
Mosaic Co/The	1,134,900	27,793,701
Olin Corp	238,800	5,038,680
Quaker Chemical Corp (b)	17,500	2,412,375
Sherwin-Williams Co/The	66,700	22,924,123
Solstice Advanced Materials Inc	413,000	19,691,840
Tronox Holdings PLC	474,500	1,964,430
		363,083,050
Construction Materials - 11.8%
CRH PLC	304,100	36,479,836
Martin Marietta Materials Inc	36,700	22,872,908
Vulcan Materials Co	74,500	22,144,380
		81,497,124
Containers & Packaging - 6.2%
Avery Dennison Corp	48,600	8,377,182
Crown Holdings Inc	79,659	7,713,381
Graphic Packaging Holding CO	257,400	4,164,732
Greif Inc Class A	40,900	2,684,267
International Paper Co (b)	348,000	13,739,040
Smurfit WestRock PLC	178,800	6,381,372
		43,059,974
Metals & Mining - 17.9%
Alcoa Corp	265,700	11,090,318
Cleveland-Cliffs Inc (a)	526,600	6,866,864
Commercial Metals Co	100,600	6,416,268
Freeport-McMoRan Inc	300,700	12,924,086
Hecla Mining Co	450,700	7,580,774
Newmont Corp	405,400	36,781,942
Nucor Corp	163,100	26,012,819
Steel Dynamics Inc	96,800	16,245,944
		123,919,015
TOTAL UNITED STATES		611,559,163
ZAMBIA - 3.8%
Materials - 3.8%
Metals & Mining - 3.8%
First Quantum Minerals Ltd (a)	1,165,100	26,362,633
TOTAL COMMON STOCKS (Cost $483,407,623)		686,253,253

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	7,153,938	7,155,369
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	4,283,338	4,283,767
TOTAL MONEY MARKET FUNDS (Cost $11,439,136)			11,439,136

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $494,846,759)	697,692,389
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(4,856,373)
NET ASSETS - 100.0%	692,836,016

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,243,978.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,904,522	140,879,039	137,628,264	147,887	72	-	7,155,369	7,153,938	0.0%
Fidelity Securities Lending Cash Central Fund	25,673,070	98,042,616	119,431,736	8,070	(183)	-	4,283,767	4,283,338	0.0%
Total	29,577,592	238,921,655	257,060,000	155,957	(111)	-	11,439,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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